Sensitivity analysis for actuarial assumptions (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (147,071)
Decrease	164,735
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	164,977
Decrease	₩ (149,641)